Shareholders Information (Details) - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of shareholders information [Line Items]
Number of shares	641,964,077	641,964,077	641,964,077
Percentage of ownership	100.00%
Government of the Republic of Korea
Disclosure of shareholders information [Line Items]
Number of shares	116,841,794
Percentage of ownership	18.20%
Korea Development Bank
Disclosure of shareholders information [Line Items]
Number of shares	211,235,264
Percentage of ownership	32.90%
Foreign investors
Disclosure of shareholders information [Line Items]
Number of shares	173,769,250
Percentage of ownership	27.07%
Other Shareholders
Disclosure of shareholders information [Line Items]
Number of shares	140,117,769
Percentage of ownership	21.83%